Cash and bank balances - Summary of reconciliation of cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and bank balances
Total cash and cash equivalents	€ 18,043	€ 28,130
Bank overdrafts		(280)
Net cash and cash equivalents per cash flow statement	€ 18,043	€ 27,850